Digital Assets (Details) - Schedule of realized gain related to digital currency disposal - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Digital Assets (Details) - Schedule of realized gain related to digital currency disposal [Line Items]
Realized gain	$ 13,000	$ 36,000